Principal Funds, Inc.
Supplement dated June 29, 2021
to the Statement of Additional Information dated December 31, 2020
(as previously supplemented)
This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

LEADERSHIP STRUCTURE AND BOARD
Under Additional Information Regarding Board Members and Officers, in the FUND COMPLEX OFFICERS table, delete the row for Sara L. Reece, and replace with the following:

Sara L. Reece 711 High Street Des Moines, IA 50392 1975	Vice President and Controller (since 2016)	Managing Director – Financial Analysis/Planning, PLIC (since 2021) Director – Accounting, PLIC (2015-2021)

PORTFOLIO MANAGER DISCLOSURE
Under Advisor: Principal Global Investors, LLC (Columbus Circle Portfolio Managers), delete the Ownership of Securities table, and replace with the following:

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Christopher T. Corbett	Small-MidCap Growth	$100,001 - $500,000
Michael Iacono	Small-MidCap Growth	$100,001 - $500,000
Marc R. Shapiro	Small-MidCap Growth	$100,001 - $500,000